Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund
Brown Advisory Maryland Bond Fund
Investment Objective
The Brown Advisory Maryland Bond Fund (the "Fund") seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brown Advisory Maryland Bond Fund	Institutional Shares	Investor Shares	Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none	none	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none	none	none
Redemption Fee (as a % of amount redeemed on shares held for 14 days or less)	1.00%	1.00%	1.00%
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Brown Advisory Maryland Bond Fund		Institutional Shares	Investor Shares	Advisor Shares
Management Fees		0.30%	0.30%	0.30%
Distribution (12b-1) Fees		none	none	0.25%
Shareholder Servicing Fees		none	0.05%	0.05%
Other Expenses	[1]	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.49%	0.54%	0.79%
[1]	"Other Expenses" for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to the Brown Advisory Maryland Bond Fund (the "Predecessor Fund"), which was reorganized into the Fund on October 19, 2012.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brown Advisory Maryland Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Shares	50	157	274	616
Investor Shares	55	173	302	677
Advisor Shares	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year ended June 30, 2012, the portfolio turnover rate for the Fund was 16% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, Brown Advisory, LLC (the "Adviser") seeks to achieve the
Fund's investment objective by investing at least 80% of the value of its net assets (plus borrowings for investment purposes) in Maryland bonds, including bonds issued on behalf of the State of Maryland, its local governments and public financing authorities. The Fund may also invest in municipal securities issued by other states, U.S. territories, and possessions, U.S. Government securities, general obligation securities and revenue securities, including private activity bonds. The Adviser determines which securities to purchase by first evaluating whether a security falls within the credit guidelines set for the Fund by reviewing the ratings given by S&P and Moody's. The Adviser then determines the appropriate maturity date and coupon choice after analyzing the current and targeted portfolio structure, and whether or not the issue is fairly priced. The Fund is non-diversified which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers. Generally, the average weighted maturity of the Fund's portfolio securities will be between 4 and 10 years. Normally, the Fund will invest at least 80% of the Fund's total assets in securities the interest of which is exempt from Federal and Maryland State income taxes, although such interest may be subject to the Federal alternative minimum tax ("AMT"). All capital gains are subject to Federal and state taxes in addition to AMT. Municipal securities include municipal bonds, notes, and leases. Municipal leases are securities that permit government issuers to acquire property and equipment without the security being subject to constitutional and statutory requirements for the issuance of long-term fixed income securities.

The Adviser may sell a fixed income security or reduce its position if:

·  Revised economic forecasts or interest rate outlook requires a repositioning of the portfolio;

·  The security subsequently fails to meet the investment criteria;

·  A more attractive security is found; or

·  The Adviser believes that the security has reached its appreciated potential.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or tax exempt quality cash equivalents.
Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  Credit Risk. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.
   Generally, investment risk and price volatility increase as a security's credit rating declines.

·  Debt/Fixed Income Securities Risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio of debt securities.
   Securities rated below investment grade ("junk bonds") are subject to greater risk of loss of your money than higher rated securities. Issuers may (increase)
   decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

·  Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

·  Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Adviser would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

·  Management Risk. The Fund may not meet its investment objective based on the
   Adviser's success or failure to implement investment strategies for the Fund.

·  Maryland Bonds and Municipal Securities Risk. Adverse economic or political factors in Maryland will affect the Fund's NAV more than if the Fund invested in more geographically diverse investments.

·  Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

·  Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Performance Information
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Investor Shares from year-to-year. The table shows how the average annual returns of Investor Shares for 1, 5 and 10 year periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Predecessor
Fund as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012. Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund. The
Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).
Brown Advisory Maryland Bond Fund - Investor Shares Calendar Year Total Returns

The Fund's calendar year-to-date total return as of September 30, 2012 was
2.76%. During the periods shown in the chart, the highest quarterly return was
4.07% (for the quarter ended June 30, 2002) and the lowest quarterly return was
-2.03% (for the quarter ended June 30, 2004).
Brown Advisory Maryland Bond Fund Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Brown Advisory Maryland Bond Fund	Label	1 Year	5 Years	10 Years
Investor Shares	Return Before Taxes	5.60%	4.15%	3.86%
Investor Shares After Taxes on Distributions	Return After Taxes on Distributions	5.53%	4.13%	3.85%
Investor Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.58%	3.96%	3.74%
Barclays 1-10 Year Blended Municipal Bond Index	Barclays 1-10 Year Blended Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	7.62%	5.37%	4.81%

NOTE: Prior to October 19, 2012, Investor Shares were known as Institutional
Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. The "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.